UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 1100

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Quest for Income and Growth Fund
Schedule of Investments
April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 56.26%

Aerospace & Defense - 3.39%
5,690	Bae Systems Plc. ADR (United Kingdom)	110,045

Beverages - 2.29%
5,727	Coca-Cola Amatil, Ltd. (Australia)	74,357

Capital Markets - 2.82%
4,306	Apollo Investment Corp.	31,219
2,735	Federation Investors, Inc.	60,389
		91,608
Diversified Financial Services - 1.20%
4,306	KKR Financial Holdings, LLC	39,098

Diversified Telecommunication Services - 14.19%
4,117	AT&T, Inc.	135,490
874	BCE, Inc.	35,431
3,008	France Telecom SA (France)	41,691
9,000	Singapore Telecom Ltd. (Singapore)	22,693
6,987	Telstra Corp. Ltd. ADR (Australia)	129,120
2,399	Verizon Communications, Inc.	96,872
		461,297
Electric Utilities - 1.97%
1,392	Southern Co.	63,948

Energy Equipment & Services -3.63%
1,723	Diamond Offshore	118,112

Media - 2.99%
7,135	Regal Entertainment Group Class A	97,107

Pharmaceuticals - 3.60%
1,056	Novartis Ag	58,260
1,541	Sanofi Aventis	58,835
		117,095
Tobacco - 14.67%
2,153	Altria Group, Inc.	69,348
1,392	British American Tobacco Plc. ADR	143,265
1,753	Imperial Tobacco Group Plc. ADR (United Kingdom)	140,258
1,385	Philip Morris International, Inc.	123,971
		476,842
Transportation Services - 1.68%
21,200	Bangkok Expressway PCL (Bangkok)	16,143
18,300	Sats Ltd. (Singapore)	38,599
		54,742
Wireless Telecommunication Services - 3.83%
4,476	Vodafone Group Plc. ADR	124,522

TOTAL FOR COMMON STOCKS (Cost $1,778,428) - 56.26%		$ 1,828,773

REAL ESTATE INVESTMENT TRUSTS - 18.21%
6,794	Annaly Capital Management, Inc.	110,878
4,736	Crexus Investment Corp.	49,681
2,498	Health Care REIT, Inc.	141,624
3,846	National Retail Properties, Inc.	105,303
5,119	Penny Mac Management Investment Trust	103,865
3,871	Starwood Property Trust, Inc.	80,788
		592,139

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $571,971) - 18.21%		$ 592,139

MASTER LIMITED PARTNERSHIPS - 22.19%
2,668	Boardwalk Pipeline Partners, L.P.	73,717
2,801	Brookfield Infrastructure Partners, L.P.	88,344
1,748	Energy Transfer Partners, L.P.	86,753
1,079	Golar LNG Partners, L.P.	37,797
1,343	Kinder Morgan Energy Partners, L.P.	110,717
1,237	Markwest Energy Partners, L.P.	74,405
1,093	Plains All American Pipeline, L.P.	89,549
1,780	TC Pipelines, L.P.	78,089
1,980	Teekay LNG Partners, L.P.	82,051
		721,422

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $689,694) - 22.19%		$ 721,422

SHORT TERM INVESTMENTS - 57.01%
1,853,322	First American Government Obligation Fund 0.00% ** (Cost $1,853,322)	1,853,322

TOTAL INVESTMENTS (Cost $4,893,415) - 153.67%		$ 4,995,656

LIABILITIES IN EXCESS OF OTHER ASSETS - (53.67%)		(1,744,812)

NET ASSETS - 100.00%		$ 3,250,844

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2012

NOTES TO FINANCIAL STATEMENTS
Ranger Quest for Income and Growth Fund
1. SECURITY TRANSACTIONS
At April 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,893,415 amounted to $102,363. Liabilities in excess of assets listed above in the Schedule of Investments include a payable for securities purchased on a trade date basis, but not settled, in the amount of $1,776,386.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund's assets measured at fair value as of April 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,828,773	$0	$0	$1,828,773
Real Estate Investment Trusts	$592,139	$0	$0	$592,139
Master Limited Partnerships	$721,422	$0	$0	$721,422
Preferred Stocks	$0			$0
Cash Equivalents	$1,853,322	$0	$0	$1,853,322
Total	$4,995,656	$0	$0	$4,995,656

Ranger Small Cap Fund
Schedule of Investments
April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 98.11%

Aerospace - 2.841%
4,335	Triumph Group, Inc.	$ 272,325

Back Office Support HR & Consulting - 4.82%
1,188	Advisory Board Co. *	108,298
3,925	Maximus, Inc.	173,681
10,830	Servicesource, International, Inc. *	179,561
		461,540
Banks: Diversified - 12.15%
6,711	Home Bancshares, Inc.	195,559
7,860	PrivateBancorp, Inc.	123,638
5,540	Prosperity Bancshares, Inc.	258,441
3,000	Signature Bank Corp. *	197,070
2,900	SVB Financial Group *	185,861
5,380	Texas Capital Bancshares, Inc. *	202,880
		1,163,449
Chemicals: Diversified - 0.95%
2,170	TPC Group, Inc. *	91,097

Chemicals: Specialty - 1.48%
5,464	Kraton Performance Polymers, Inc. *	142,064

Communications Technology - 6.01%
1,663	Acme Packet, Inc. *	46,680
7,370	Allot Commons Ltd. (Israeli) *	180,860
6,361	Aruba Networks, Inc. *	134,344
10,438	Tangoe, Inc. *	213,770
		575,654
Computer Services Software & Systems - 7.58%
4,507	Ariba, Inc. *	172,167
15,100	Callidus Software, Inc. *	119,592
5,430	Opnet Technologies, Inc. *	125,759
2,000	Sourcefire, Inc. *	101,980
6,600	Synchronoss Technologies, Inc. *	206,580
		726,078
Drilling Oil & Gas Wells - 0.91%
8,815	Pacific Drilling S.A. (Luxembourg) *	87,533

Electronic Components - 2.11%
4,930	Acacia Research Corp. *	202,130

Foods - 2.16%
3,590	Treehouse Foods, Inc. *	206,461

Health Care Management Services - 5.17%
2,648	Catalyst Health Solutions, Inc. *	228,708
3,070	Centene Corp. *	121,541
2,420	Computer Programs & Systems, Inc.	144,208
		494,457
Health Care Services - 12.07%
1,280	Athena Heath, Inc. *	92,736
7,600	HMS Holdings Corp. *	182,856
3,800	IPC The Hospitalist Co., Inc. *	145,958
3,390	Molina Healthcare, Inc. *	86,954
6,835	Omnicell, Inc. *	97,535
4,260	SXC Health Solutions Corp. *	385,871
4,360	Quality Systems, Inc.	163,064
		1,154,974
Machinery: Industrial - 1.17%
1,467	Chart Industries, Inc. *	112,123

Oil Well Equipment & Services - 2.96%
1,380	CARBO Ceramics, Inc.	116,044
1,914	Dawson Geophysical Co. *	51,362
1,513	Lufkin Industries, Inc.	116,259
		283,665
Oil: Crude Producers - 3.73%
5,111	Approach Resources, Inc. *	183,383
3,463	Rosetta Resources, Inc. *	174,085
		357,468
Pharmaceuticals - 2.88%
11,210	Impax Laboratories, Inc. *	276,102

Producer Durables: Misc - 0.99%
2,010	Be Aerospace, Inc. *	94,530

Railroad Equipment - 2.94%
3,617	Westinghouse Air Brake Technologies Corp.	281,330

Restaurants - 2.82%
2,010	BJ's Restaurants, Inc. *	86,812
4,590	Bravo Brio Restaurant Group, Inc. *	92,718
1,080	Buffalo Wild Wings, Inc. *	90,558
		270,088
Securities Brokerage & Services - 2.09%
5,832	Marketaxess Holdings, Inc.	200,096

Semiconductors & Components - 2.60%
4,460	Ceva, Inc. *	98,521
14,827	Inphi Corp. *	150,495
		249,016
Specialty Retail - 12.12%
2,640	America's Car Mart, Inc. *	121,282
9,840	Finish Line, Inc. Class-A	219,038
3,200	Francesca's Holdings Corp. *	100,320
3,473	Genesco, Inc. *	260,475
2,560	Group 1 Automotive, Inc.	148,173
1,743	Hibbett Sports, Inc. *	104,092
7,750	Pier 1 Imports, Inc.	133,145
3,541	Teavana Holdings, Inc. *	73,971
		1,160,496
Textiles Apparel & Shoes - 2.53%
2,667	Steven Madden Ltd. *	115,241
3,020	Wolverine World Wide, Inc.	126,689
		241,930
Transportation Miscellaneous - 3.00%
5370	Hub Group, Inc. *	187,950
6270	Wesco Aircraft Holdings, Inc. *	99,003
		286,953

TOTAL FOR COMMON STOCKS (Cost $9,034,979) - 98.11%		$ 9,391,559

SHORT TERM INVESTMENTS - 2.09%
200,058	First American Government Obligation Fund 0.00% ** (Cost $200,058)	200,058

TOTAL INVESTMENTS (Cost $9,235,037) - 100.20%		$ 9,591,617

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20%)		(18,934)

NET ASSETS - 100.00%		$ 9,572,683

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Ranger Small Cap Fund
1. SECURITY TRANSACTIONS
At April 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,235,037 amounted to $356,580.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,391,559	$0	$0	$9,391,559
Preferred Stocks	$0			$0
Cash Equivalents	$200,058	$0	$0	$200,058
Total	$9,591,617	$0	$0	$9,591,617

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 29, 2012

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date June 29, 2012